Annual Total Returns - Templeton Foreign VIP Fund [BarChart] - FTVIP Class 1-59 - Templeton Foreign VIP Fund - Class 1	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	8.67%
Annual Return 2011	(10.44%)
Annual Return 2012	18.60%
Annual Return 2013	23.27%
Annual Return 2014	(10.89%)
Annual Return 2015	(6.31%)
Annual Return 2016	7.49%
Annual Return 2017	17.02%
Annual Return 2018	(15.27%)
Annual Return 2019	12.84%